Note 4 - Loans	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE
4.
LOANS

The following table presents the composition of loans segregated by legacy and purchased loans and by class of loans, as of
December 31, 2019
and
2018.
Purchased loans are defined as loans that were acquired in bank acquisitions.

	December 31, 2019
(dollars in thousands)	Legacy Loans	Purchased Loans	Total

Construction, land & land development	$83,036	$13,061	$96,097
Other commercial real estate	481,943	58,296	540,239
Total commercial real estate	564,979	71,357	636,336
Residential real estate	171,341	23,455	194,796
Commercial , financial, & agricultural	91,535	22,825	114,360
Consumer & other	19,245	4,077	23,322
Total loans	$847,100	$121,714	$968,814

	December 31, 2018
(dollars in thousands)	Legacy Loans	Purchased Loans	Total

Construction, land & land development	$58,812	$1,498	$60,310
Other commercial real estate	429,184	6,777	435,961
Total commercial real estate	487,996	8,275	496,271
Residential real estate	185,577	2,015	187,592
Commercial , financial, & agricultural	66,131	8,035	74,166
Consumer & other	23,435	62	23,497
Total loans	$763,139	$18,387	$781,526

Commercial and agricultural loans are extended to a diverse group of businesses within the Company’s market area. These loans are often underwritten based on the borrower’s ability to service the debt from income from the business. Real estate construction loans often require loan funds to be advanced prior to completion of the project. Due to uncertainties inherent in estimating construction costs, changes in interest rates and other economic conditions, these loans often pose a higher risk than other types of loans. Consumer loans are originated at the bank level. These loans are generally smaller loan amounts spread across many individual borrowers to help minimize risk.

Credit Quality Indicators.
As part of the ongoing monitoring of the credit quality of the loan portfolio, management tracks certain credit quality indicators including trends related to (
1
) the risk grade assigned to commercial and consumer loans, (
2
) the level of classified commercial loans, (
3
) net charge-offs, (
4
) nonperforming loans, and (
5
) the general economic conditions in the Company’s geographic markets.

The Company uses a risk grading matrix to assign a risk grade to each of its loans. Loans are graded on a scale of
1
to
8.
A description of the general characteristics of the grades is as follows:

●
Grades
1
and
2
- Borrowers with these assigned grades range in risk from virtual absence of risk to minimal risk. Such loans may
be secured by Company-issued and controlled certificates of deposit or properly margined equity securities or bonds. Other loans comprising these grades are made to companies that have been in existence for a long period of time with many years of consecutive profits and strong equity, good liquidity, excellent debt service ability and unblemished past performance, or to exceptionally strong individuals with collateral of unquestioned value that fully secures the loans. Loans in this category fall into the “pass” classification.

●
Grades
3
and
4
- Loans assigned these “pass” risk grades are made to borrowers with acceptable credit quality and risk. The risk ranges from loans with no
significant weaknesses in repayment capacity and collateral protection to acceptable loans with one
or more risk factors considered to be more than average.

●
Grade
5
- This grade includes “special mention” loans on management’s watch list and is intended to be used on a temporary basis for pass grade loans where risk-modifying action is intended in the short-term.

●
Grade
6
- This grade includes “substandard” loans in accordance with regulatory guidelines. This category includes borrowers with well-defined weaknesses that jeopardize the payment of the debt in accordance with the agreed terms. Loans considered to be impaired are assigned this grade, and these loans often have assigned loss allocations as part of the allowance for loan and lease losses. Generally, loans on which interest accrual has been stopped would be included in this grade.

●
Grades
7
and
8
- These grades correspond to regulatory classification definitions of “doubtful” and “loss,” respectively. In practice, any loan with these grades would be for a very short period of time, and generally the Company has no
loans with these assigned grades. Management manages the Company’s problem loans in such a way that uncollectible loans or uncollectible portions of loans are charged off immediately with any residual, collectible amounts assigned a risk grade of
6.

The following tables present the loan portfolio, excluding purchased loans, by credit quality indicator (risk grade) as of
December 31, 2019.
Those loans with a risk grade of
1,
2,
3
or
4
have been combined in the pass column for presentation purposes. For the periods ending
December 31, 2019,
the Company did
not
have any loans classified as “doubtful” or a “loss”.

	Pass	Special Mention	Substandard	Total Loans
(dollars in thousands)

Construction, land & land development	$82,322	$445	$269	$83,036
Other commercial real estate	459,064	13,438	9,441	481,943
Total commercial real estate	541,386	13,883	9,710	564,979
Residential real estate	159,194	4,632	7,515	171,341
Commercial , financial, & agricultural	86,558	1,973	3,004	91,535
Consumer & other	18,883	148	214	19,245
Total loans	$806,021	$20,636	$20,443	$847,100

The following table presents the purchased loan portfolio by credit quality indicator (risk grade) as of
December 31, 2019.

	Pass	Special Mention	Substandard	Total Loans
(dollars in thousands)

Construction, land & land development	$12,996	$-	$65	$13,061
Other commercial real estate	57,881	381	34	58,296
Total commercial real estate	70,877	381	99	71,357
Residential real estate	23,097	249	109	23,455
Commercial , financial, & agricultural	19,443	2,949	433	22,825
Consumer & other	4,077	-	-	4,077
Total loans	117,494	3,579	641	121,714

The following tables present the loan portfolio, excluding purchased loans, by credit quality indicator (risk grade) as of
December 31, 2018.
Those loans with a risk grade of
1,
2,
3
or
4
have been combined in the pass column for presentation purposes. For the periods ending
December 31, 2018,
the Company did
not
have any loans classified as “doubtful” or a “loss”.

	Pass	Special Mention	Substandard	Total Loans
(dollars in thousands)

Construction, land & land development	$58,050	$45	$717	$58,812
Other commercial real estate	409,793	9,574	9,817	429,184
Total commercial real estate	467,843	9,619	10,534	487,996
Residential real estate	167,913	7,107	10,557	185,577
Commercial , financial, & agricultural	63,394	1,366	1,371	66,131
Consumer & other	23,045	64	326	23,435
Total loans	$722,195	$18,156	$22,788	$763,139

The following table presents the purchased loan portfolio by credit quality indicator (risk grade) as of
December 31, 2018.

	Pass	Special	Substandard	Total Loans
(dollars in thousands)

Construction, land & land development	$1,498	$-	$-	$1,498
Other commercial real estate	6,777	-	-	6,777
Total commercial real estate	8,275	-	-	8,275
Residential real estate	2,015	-	-	2,015
Commercial , financial, & agricultural	8,035	-	-	8,035
Consumer & other	62	-	-	62
Total loans	18,387	-	-	18,387

A loan’s risk grade is assigned at the inception of the loan and is based on the financial strength of the borrower and the type of collateral. Loan risk grades are subject to reassessment at various times throughout the year as part of the Company’s ongoing loan review process. Loans with an assigned risk grade of
6
or below and an outstanding balance of
$250,000
or more are reassessed on a quarterly basis. During this reassessment process individual reserves may
be identified and placed against certain loans which are
not
considered impaired. In assessing the overall economic condition of the markets in which it operates, the Company monitors the unemployment rates for its major service areas. The unemployment rates are reviewed on a quarterly basis as part of the allowance for loan loss determination.

Loans are considered past due if the required principal and interest payments have not
been received as of the date such payments were due. Generally, loans are placed on nonaccrual status if principal or interest payments become
90
days past due or when, in management’s opinion, the borrower may
be unable to meet payment obligations as they become due, as well as when required by regulatory provision. Loans may
be placed on nonaccrual status regardless of whether such loans are considered past due.

The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, excluding purchased loans, as of
December 31, 2019:

	Accruing Loans
		90 Days
	30-89 Days	or More	Total Accruing	Nonaccrual
	Past Due	Past Due	Loans Past Due	Loans	Current Loans	Total Loans
(dollars in thousands)

Construction, land & land development	$50	$-	$50	$32	$82,954	$83,036
Other commercial real estate	335	-	335	3,738	477,870	481,943
Total commercial real estate	385	-	385	3,770	560,824	564,979
Residential real estate	1,296	-	1,296	3,643	166,402	171,341
Commercial , financial, & agricultural	212	-	212	1,628	89,695	91,535
Consumer & other	21	-	21	138	19,086	19,245
Total loans	$1,914	$-	$1,914	$9,179	$836,007	$847,100

The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, for purchased loans, as of
December 31, 2019:

	Accruing Loans
		90 Days
	30-89 Days	or More	Total Accruing	Nonaccrual
	Past Due	Past Due	Loans Past Due	Loans	Current Loans	Total Loans
(dollars in thousands)

Construction, land & land development	$-	$-	$-	$96	$12,965	$13,061
Other commercial real estate	83	-	83	34	58,179	58,296
Total commercial real estate	83	-	83	130	71,144	71,357
Residential real estate	57	-	57	85	23,313	23,455
Commercial , financial, & agricultural	553	-	553	433	21,839	22,825
Consumer & other	8	-	8	-	4,069	4,077
Total loans	$701	$-	$701	$648	$120,365	$121,714

The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, excluding purchased loans, as of
December 31, 2018:

	Accruing Loans
		90 Days
	30-89 Days	or More	Total Accruing	Nonaccrual
	Past Due	Past Due	Loans Past Due	Loans	Current Loans	Total Loans
(dollars in thousands)

Construction, land & land development	$88	$-	$88	$463	$58,349	$58,812
Other commercial real estate	755	-	755	5,018	424,166	429,184
Total commercial real estate	843	-	843	5,481	482,515	487,996
Residential real estate	6,882	-	6,882	2,734	182,843	185,577
Commercial , financial, & agricultural	399	-	399	1,050	65,081	66,131
Consumer & other	110	-	110	217	23,218	23,435
Total loans	$8,234	$-	$8,234	$9,482	$753,657	$763,139

The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, for purchased loans, as of
December 31, 2018:

	Accruing Loans
		90 Days
	30-89 Days	or More	Total Accruing	Nonaccrual
	Past Due	Past Due	Loans Past Due	Loans	Current Loans	Total Loans
(dollars in thousands)

Construction, land & land development	$-	$-	$-	$-	$1,498	$1,498
Other commercial real estate	-	-	-	-	6,777	6,777
Total commercial real estate	-	-	-	-	8,275	8,275
Residential real estate	-	-	-	-	2,015	2,015
Commercial , financial, & agricultural	-	-	-	-	8,035	8,035
Consumer & other	-	-	-	-	62	62
Total loans	$-	$-	$-	$-	$18,387	$18,387

The following table details impaired loan data, including purchased credit impaired loans, as of
December 31, 2019:

	Unpaid
	Contractual			Average
	Principal	Recorded	Related	Recorded
(dollars in thousands)	Balance	investment	allowance	Investment

With No Related Allowance Recorded
Construction, land & land development	$67	$67	$-	$168
Commercial real estate	12,455	11,639	-	13,924
Residential real estate	2,706	2,711	-	3,693
Commercial, financial & agricultural	257	257	-	910
Consumer & other	-	-	-	123
Total Impaired Loans with no Allowance	15,485	14,674	-	18,818

With An Allowance Recorded
Construction, land & land development	-	-	-	80
Commercial real estate	6,379	6,385	1,939	3,898
Residential real estate	757	760	137	367
Commercial, financial & agricultural	2,189	1,989	1,073	722
Consumer & other	-	-	-	-
Total Impaired Loans with Allowance	9,325	9,134	3,149	5,067

Purchased Credit Impaired Loans
Construction, land & land development	65	65	-	80
Commercial real estate	34	34	-	35
Residential real estate	11	11	6	24
Commercial, financial & agricultural	37	37	-	47
Consumer & other	-	-	-	-
Total Purchased Credit Impaired Loans	147	147	6	186

Total
Construction, land & land development	132	132	-	328
Commercial real estate	18,868	18,058	1,939	17,857
Residential real estate	3,474	3,482	143	4,084
Commercial, financial & agricultural	2,483	2,283	1,073	1,679
Consumer & other	-	-	-	123
	$24,957	$23,955	$3,155	$24,071
Interest income recorded on impaired loans during the year ended
December 31, 2019
was
$175,000
,
and reflects interest income recorded on nonaccrual loans prior to them being placed on nonaccrual status and interest income recorded on TDRs. Had nonaccrual loans performed in accordance with their original contractual terms, the Company would have recognized additional interest income of approximately
$221,000
 for the year ended
December 31, 2019.

The following table details impaired loan data as of
December 31, 2018.
There were
no
purchased credit impaired loans and related allowance for loan losses as of
December 31, 2018.

	Unpaid
	Contractual			Average
	Principal	Recorded	Related	Recorded
(dollars in thousands)	Balance	Investment	Allowance	Investment

With No Related
Allowance Recorded
Construction, land & land development	$132	$132	$-	$69
Commercial real estate	14,218	14,216	-	12,401
Residential real estate	4,214	4,130	-	4,067
Commercial, financial & agricultural	1,029	1,008	-	909
Consumer & other	217	217	-	198
	19,810	19,703	-	17,644

With An Allowance Recorded
Construction, land & land development	399	399	39	466
Commercial real estate	4,055	4,055	1,312	5,489
Residential real estate	274	274	61	98
Commercial, financial & agricultural	42	42	6	8
Consumer & other	-	-	-	-
	4,770	4,770	1,418	6,061

Total
Construction, land & land development	531	531	39	535
Commercial real estate	18,273	18,271	1,312	17,890
Residential real estate	4,488	4,404	61	4,165
Commercial, financial & agricultural	1,071	1,050	6	917
Consumer & other	217	217	-	198
	$24,580	$24,473	$1,418	$23,705
Interest income recorded on impaired loans during the year ended
December 31, 2018
was
$320,000,
and reflects interest income recorded on nonaccrual loans prior to them being placed on nonaccrual status and interest income recorded on TDRs. Had nonaccrual loans performed in accordance with their original contractual terms, the Company would have recognized additional interest income of approximately
$226,000
for the year ended
December 31,
2018.

Troubled Debt Restructurings (TDRs) are troubled loans on which the original terms of the loan have been modified in favor of the borrower due to deterioration in the borrower’s financial condition. Each potential loan modification is reviewed individually and the terms of the loan are modified to meet the borrower’s specific circumstances at a point in time.
Not
all loan modifications are TDRs. Loan modifications are reviewed and approved by the Company’s senior lending staff, who then determine whether the loan meets the criteria for a TDR. Generally, the types of concessions granted to borrowers that are evaluated in determining whether a loan is classified as a TDR include:

●	Interest rate reductions - Occur when the stated interest rate is reduced to a nonmarket rate or a rate the borrower would not be able to obtain elsewhere under similar circumstances.

●
Amortization or maturity date changes - Result when the amortization period of the loan is extended beyond what is considered a normal amortization period for loans of similar type with similar collateral.

●
Principal reductions - These are often the result of commercial real estate loan workouts where two
new notes are created. The primary note is underwritten based upon the Company’s normal underwriting standards and is structured so that the projected cash flows are sufficient to repay the contractual principal and interest of the newly restructured note. The terms of the secondary note vary by situation and often involve that note being charged off, or the principal and interest payments being deferred until after the primary note has been repaid. In situations where a portion of the note is charged off during modification, there is often no
specific reserve allocated to those loans. This is due to the fact that the amount of the charge-off usually represents the excess of the original loan balance over the collateral value and the Company has determined there is no
additional exposure on those loans.

As discussed in Note
1,
Summary of Significant Accounting Policies, once a loan is identified as a TDR, it is accounted for as an impaired loan. The Company had no
unfunded commitments to lend to a customer that has a troubled debt restructured loan as of
December 31, 2019.
The Company had
no
loan contracts restructured during
2019.
The Company had
one
loan contract in the amount of
$402,000
restructured during
2018.

Loans modified in a troubled debt restructuring are considered to be in default once the loan becomes
90
days past due. A TDR
may
cease being classified as impaired if the loan is subsequently modified at market terms and, has performed according to the modified terms for at least six
months, and there has
not
been any prior principal forgiveness on a cumulative basis.

During
2019,
the Company had
one
loan totaling
$859,000
that subsequently defaulted. This loan failed to continue to perform as agreed and was moved to non-accrual status. During
2018,
the Company had
one
loan
$131,000
that subsequently defaulted. This loan failed to continue to perform as agreed and was moved to non-accrual status.